Derivative financial instruments - Disclosure of Derivatives Notional Amount (Detail) - Derivative not designated as hedge [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 24,487,291	¥ 26,337,668
Interest rate and currency swap [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	21,510,803	21,453,268
Foreign exchange forward and option contracts [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 2,976,488	¥ 4,884,400